Management Compensation And Incentive Plans	3 Months Ended
Mar. 31, 2013
Management Compensation And Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation
For the three months ended March 31, 2012 and 2013, we recognized $3.5 million and $2.4 million, respectively, in stock-based compensation expense. A majority of the expense, $3.2 million and $2.1 million, respectively, was recorded as selling and administrative expenses in the Consolidated Statements of Income, with the remaining expenses recorded as cost of sales and research and development.
As of March 31, 2013, the total compensation cost related to non-vested restricted stock, performance shares and stock options not yet recognized was $18.5 million, which will be recognized over the weighted average life of 1.7 years.
Restricted Stock and Performance Shares
Restricted stock and performance share awards activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2013	1,851,919	$13.30
Granted	90,542	8.77
Vested	(288,939)	15.90
Forfeited/canceled/expired	(70,821)	19.21
Outstanding unvested as of March 31, 2013	1,582,701	12.30

Stock Options
Stock option activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding as of January 1, 2013	1,730,149	$12.35
Granted	5,200	9.74
Forfeited/canceled/expired	—	—
Exercised	(40,735)	4.29
Outstanding as of March 31, 2013	1,694,614	12.54

Management Compensation And Incentive Plans
Management Compensation and Incentive Plans
Stock-Based Compensation
We have historically maintained several stock incentive plans. The plans permitted the granting of options, restricted stock and other awards. As of December 31, 2012, the aggregate number of shares authorized under the plans since their initial adoption was 23,300,000. Shares issued upon vesting of awards or exercise of options are new share issuances. Upon the vesting or payment of stock awards, an employee may elect receipt of the full share amount and either pay the resulting taxes or sell shares in the open market to cover the tax obligation. We sometimes elect to purchase these shares rather than allow them to be sold in the open market.
Stock-Based Compensation
We recognized $7.4 million, $8.9 million, and $9.6 million in stock-based compensation expense in 2010, 2011 and 2012, respectively. A majority of the expense, $6.8 million, $7.9 million, and $8.7 million, respectively, was recorded as selling and administrative expenses in the Consolidated Statements of Income, with the remainder recorded as cost of sales and research and development. We expect our stock-based compensation expense to approximate $11.3 million in 2013.
As of December 31, 2012, the total compensation expense related to non-vested restricted stock and stock options not yet recognized was $21.4 million which will be recognized over the weighted average life of 1.8 years.
In November 2012, the 2012 Long-Term Incentive Plan (“2012 LTIP”) under our 2005 Equity Incentive Plan was approved. Under 2012 LTIP we granted 415,400 stock options with an exercise price of $9.51; 318,100 restricted share units; and up to 1,052,200 performance shares, which represent the right to receive shares contingent upon the achievement of one or more performance measures. The options vest as to 1/3 of the grant on each of the next three grant date anniversaries and expire 10 years from the grant date. The restricted share units vest as to 1/3 of the grant on each of the next three grant date anniversaries. Performance shares are earned based on our ranking of return on average invested capital and earnings per share growth compared to a target peer group for a three year period beginning January 1, 2013. Compensation for performance shares can fluctuate based on our relative performance to the peer group as well as how we perform to the targets. Performance shares earned will vest on March 31, 2016, provided the participant is still employed by us on that date.
Accounting for Stock-Based Compensation
Restricted Stock and Performance Shares. Compensation expense for restricted stock and performance share awards is based on the closing price of our common stock on the date of grant, less our assumptions of dividend yield and expected forfeitures or cancellations of awards throughout the vesting period, which generally range between one and three years. The weighted average grant date fair value of restricted stock and performance shares was approximately $16.37 and $10.08 per share at December 31, 2011 and 2012, respectively.
Restricted stock and performance share awards activity under the plans for the year ended December 31, 2012, was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested at January 1, 2012	1,725,158	$15.82
Granted	964,906	10.08
Vested	(523,713)	13.99
Forfeited/canceled/expired	(314,432)	16.10
Outstanding at December 31, 2012	1,851,919	$13.30

During 2012, we granted 964,906 shares of restricted stock and performance shares to certain directors, officers and employees at prices ranging from $9.51 to $16.75. Of the total shares granted, 377,670 will vest over a three year period, with one-third of the shares vesting on the anniversary date of the grant in each of the next three years. An additional 543,000 shares will vest over a 39 month period, subject to performance multipliers, based on company performance against a peer group. The remaining 44,236 shares vest over a period of one year. Unvested shares granted to each employee also vest upon the occurrence of a change in control, as defined. Unvested shares are forfeited based on the terms of the award.
Stock Options. Compensation expense for stock options is based on the estimated fair value of the option on the date of the grant. We calculate the estimated fair value of the option using the Black-Scholes option-pricing model. During 2010, we granted 252,900 options to certain of our directors, officers and employees. The weighted-average fair value of the options granted in 2010 was $11.57. During 2011, we granted 420,460 options to certain of our officers and employees. The weighted-average fair value of the options granted in 2011 was $10.71. During 2012, we granted 441,700 options to certain of our officers and employees.The weighted-average fair value of the options granted in 2012 was $9.82. The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2010, 2011 and 2012 are:

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012
Dividend yield	—%	—%	—%
Expected volatility	64.53% - 69.76%	57.75% - 58.83%	55.33-57.32
Risk-free interest rate	1.43% - 3.08%	0.85% - 2.24%	0.66% - 0.90%
Expected term in years	6 years	6 years	6 years

Dividend Yield. A dividend assumption of 0% is used for all grants based on our history of not paying dividends.
Expected Volatility. We estimate the volatility of our common stock at the date of grant based on the historical volatility of our common stock. The volatility factor we use is based on our historical stock prices over the most recent period commensurate with the estimated expected life of the award.
Risk-Free Interest Rate. We base the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.
Expected Term In Years. The expected life of awards granted represents the time period that the awards are expected to be outstanding. We determined the expected term of the grants using the “simplified” method as described by the SEC, since we do not have a history of stock option awards to provide a reliable basis for estimating such.
Stock option activity under the plans for the year ended December 31, 2012 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	1,327,087	$13.15
Granted	441,700	9.82
Exercised	(21,471)	7.35
Forfeited/canceled/expired	(17,167)	15.49
Outstanding at December 31, 2012	1,730,149	$12.35

Options outstanding at December 31, 2012, have a weighted average remaining contractual life of 7.3 years, a weighted average remaining vesting period of 1.6 years, and an aggregate intrinsic value of $0.7 million. The intrinsic value of options exercised for the year ended December 31, 2012 was $0.1 million.

Stock options outstanding and exercisable under our plans at December 31, 2012 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$2.83	-	$22.57	1,730,149	7.3	$12.35	948,662	$12.44

At December 31, 2012, we have 1,301,875 options vested and expected to vest in the next year. Options exercisable at December 31, 2012, have a weighted-average contractual life of 5.6 years and an aggregate intrinsic value of $0.7 million.
Incentive Compensation Plans
We have a global incentive program for our worldwide salaried and hourly employees, the Incentive Compensation Program (the “ICP”), which includes a shareholder-approved executive incentive compensation plan. The ICP is based primarily on earnings before income taxes and achieving cash flow targets and, to a lesser extent, strategic targets. The balance of our accrued liability for ICP was $0.5 million at December 31, 2011 and $7.1 million at December 31, 2012.